Prepayments and other assets - Rental and other deposit (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayment and other assets
Rental and other deposits	¥ 25,030	¥ 14,439
Less: Allowance for doubtful accounts	(12,395)	0
Rental and other deposits, net	¥ 12,635	¥ 14,439